INVESCO SECTOR FUNDS, INC.
                                   ENERGY FUND
                             FINANCIAL SERVICES FUND
                           GOLD & PRECIOUS METALS FUND
                                   HEALTH FUND
                                  LEISURE FUND
                                REAL ESTATE FUND
                                 TECHNOLOGY FUND
                             TELECOMMUNICATIONS FUND
                                 UTILITIES FUND


                         Supplement dated June 12, 2003
           to Statement of Additional Information Dated July 31, 2002,
                            As Amended August 1, 2002


Effective July 1, 2003, A I M Distributors, Inc. (the "distributor") will be the Funds' distributor and will be responsible for the sale of the Funds' shares. All references in this Statement of Additional Information ("SAI") shall refer to A I M Distributors, Inc. after that date. A director of the Funds is affiliated with the distributor. The distributor's address is: A I M Distributors, Inc., 11 Greenway Plaza, Suite 100, Houston, Texas 77046.

The front cover page of the Statement of Additional Information is amended to
(i) delete the first sentence of the second paragraph in its entirety and (ii) substitute the following in its place:

Effective July 1, 2003, to obtain a free copy of the current Prospectuses, SAI, annual report, and semiannual report, write to A I M Fund Services, Inc., P. O. Box 4739, Houston Texas 77210-4739; or call 1-800-347-4246.

Effective July 1, 2003, the section of the Statement of Additional Information entitled "Management of the Funds - Directors and Officers of the Company - Interested Officers and Directors" is amended to (i) delete the first paragraph in its entirety and (ii) substitute the following in its place:

Messrs. Cunningham and Healey are Interested Directors by virtue of the fact that they are officers of INVESCO. Mr. Williamson is an Interested Director by virtue of the fact that he is an officer of AMVESCAP PLC, the parent company of INVESCO.

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Effective July 1, 2003, the section of the Statement of Additional Information entitled "Distributor - Class A" is amended to (i) delete the section in its entirety and (ii) substitute the following in its place:

CLASS A. The Company has adopted a Master Distribution Plan and Agreement - Class A pursuant to Rule 12b-1 under the 1940 Act relating to the Class A shares of the Funds (the "Class A Plan").

The Class A Plan is designed to compensate distributor, on a monthly basis, for certain promotional and other sales-related costs, and to implement a dealer incentive program which provides for periodic payments to financial intermediaries who furnish continuing personal shareholder services to their customers who purchase and own Class A shares of the Funds. Payments can also be directed by distributor to financial intermediaries that have entered into service agreements with respect to Class A shares of the Funds and that provide continuing personal services to their customers who own Class A shares of the Funds. The service fees payable to financial intermediaries are calculated at the annual rate of 0.25% of the average daily net asset value of those Fund shares that are held in such financial intermediaries' customers' accounts.

Of the aggregate amount payable under the Class A Plan, payments to financial intermediaries that provide continuing personal shareholder services to their customers who purchase and own Class A shares of the Funds, in amounts up to 0.25% of the average daily net assets of the Class A shares of each Fund attributable to the customers of such financial intermediaries, are characterized as service fees. Payments to financial intermediaries in excess of such amount and payments to distributor would be characterized as an asset-based sales charge pursuant to the Class A Plan. The Class A Plan also imposes a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by the Company with respect to the Class A shares of a Fund.

Except for the INVESCO Utlities Fund-Class A ("Utlities Fund"), under the Class A Plan, Class A shares of the Funds pay compensation to distributor at an annual rate of 0.35% per annum of the average daily net assets attributable to Class A shares for the purpose of financing any activity which is primarily intended to result in the sale of Class A shares. During any period in which a Fund is closed due to high asset levels, the Class A shares of the Fund will reduce this payment of 0.35% to 0.25% per annum.

For the Utlities Fund, the Company under the Class A Plan pays compensation to the distributor at an annnual rate of 0.25% per annum of the average daily net assets attributable to the Utlities Fund for the purpose of financing any activity which primarily inteded to result in the sale of Class A.

Effective August 18, 2003, the section of the Statement of Additional Information entitled "Distributor - Class C." is amended to (i) delete the third paragraph in its entirety and (ii) substitute the following in its place:

      Distributor may pay sales commissions to financial intermediaries that sell Class C shares of the Funds at the time of such sales. Payments with respect to Class C shares will equal 1.00% of the purchase price of the Class C shares sold by the financial intermediary, and will consist of an asset-based sales charge of 0.75% of the purchase price of Class C shares sold plus an advance of the first year service fee of 0.25% with respect to such shares. Distributor will retain all payments received by it

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      relating to Class C shares for the first twelve months after they are purchased. The portion of the payments to distributor under the Class C Plan which constitutes an asset-based sales charge of 0.75% is intended in part to permit distributor to recoup a portion of on-going sales commissions to financial intermediaries plus financing costs, if any. After the first twelve months, distributor will make such payments quarterly to financial intermediaries based on the average net asset value of Class C shares which are attributable to shareholders for whom the financial intermediaries are designated as dealers of record. These commissions are not paid on sales to investors who may not be subject to payment of the CDSC and in circumstances where distributor grants an exemption on particular transactions. Should the financial intermediary elect to waive the asset-based sales charge, the 12b-1 fees will begin to be paid by distributor to the financial intermediary immediately.

Effective August 18, 2003, the section of the Statement of Additional Information entitled "Sales Charges and Dealer Concessions" is amended to (i) delete the sixth paragraph in its entirety and (ii) substitute the following in its place:

      Distributor may pay sales commissions to financial intermediaries that sell Class C shares of the Funds at the time of such sales. Payments with respect to Class C shares will equal 1.00% of the purchase price of the Class C shares sold by the financial intermediary, and will consist of an asset-based sales charge of 0.75% of the purchase price of Class C shares sold plus an advance of the first year service fee of 0.25% with respect to such shares. Distributor will retain all payments received by it relating to Class C shares for the first twelve months after they are purchased. The portion of the payments to distributor under the Class C Plan which constitutes an asset-based sales charge of 0.75% is intended in part to permit distributor to recoup a portion of on-going sales commissions to financial intermediaries plus financing costs, if any. After the first twelve months, distributor will make such payments quarterly to financial intermediaries based on the average net asset value of Class C shares which are attributable to shareholders for whom the financial intermediaries are designated as dealers of record. These commissions are not paid on sales to investors who may not be subject to payment of the CDSC and in circumstances where distributor grants an exemption on particular transactions. Should the financial intermediary elect to waive the asset-based sales charge, the 12b-1 fees will begin to be paid by distributor to the financial intermediary immediately.

Effective August 18, 2003, the section of the Statement of Additional Information entitled "Contingent Deferred Sales Charge Exceptions" is amended to
(i) delete subsection [i] of the second bullet in its entirety and (ii) substitute the following in its place:

      (i) required minimum distributions to plan participants or beneficiaries who are age 70 1/2 or older, and only with respect to that portion of such distributions that does not exceed 12% annually of the participant's or beneficiary's account value in a fund.

Effective July 1, 2003, the section of the Statement of Additional Information entitled "Performance" is amended to add the following paragraph before the first paragraph:

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From time to time, the Funds' advertising and/or sales literature may include discussions of general economic conditions, interest rates or generic topics pertaining to the mutual fund industry.


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